Average Annual Total Returns{- Fidelity® Momentum Factor ETF} - 09.30 Fidelity Factor ETFs Combo PRO-07 - Fidelity® Momentum Factor ETF	Fidelity Momentum Factor ETF-Default Return Before Taxes Past 1 year	Fidelity Momentum Factor ETF-Default Return Before Taxes Since Inception		Fidelity Momentum Factor ETF-Default After Taxes on Distributions Past 1 year	Fidelity Momentum Factor ETF-Default After Taxes on Distributions Since Inception		Fidelity Momentum Factor ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Momentum Factor ETF-Default After Taxes on Distributions and Sales Since Inception		IXZ6D Past 1 year	IXZ6D Since Inception		RS001 Past 1 year	RS001 Since Inception
Total	24.98%	13.21%	[1]	24.60%	12.88%	[1]	15.04%	10.34%	[1]	25.36%	13.57%	[1]	31.43%	15.08%	[1]

[1]	(a)From September 12, 2016